PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Rental and other deposits		¥ 4,691	¥ 2,766
Prepayments for rental and others		16,208	23,689
Employee advances		23,295	27,136
Payments made on behalf of customers, net of allowance		475,901	472,502
Prepaid insurance premium		1,493	1,158
Interest income receivable		88,990	74,231
Receivables related to net proceeds from share options exercised		50,765
Others		7,865	5,436
Total	$ 96,126	¥ 669,208	¥ 606,918